SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2025
Short-term Investments
SCHEDULE OF SHORT TERM INVESTMENT

Short-term investments consisted of the following:

	As of September 30,
	2025	2024
Trading securities	$14,446,867	$17,850,648
Held-to-maturity securities	4,233,204	-
Total short-term investments	$18,680,071	$17,850,648

SCHEDULE OF NET INVESTMENT INCOME

Net investment income for the years ended September 30, 2025, 2024 and 2023 consists of the following:

	2025	2024	2023
Gain from redemption of wealth management products investments	$191,311	$133,306	$14,489
Unrealized gain from wealth management products investments	102,321
Unrealized gain from common stocks	2,015,497	311,965	94,182
Net investment income	$2,309,129	$445,271	$108,671